CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 667,207	$ 1,011,100
Other current financial assets	15,350	5,865
Other current non-financial assets	206,059	167,890
Trade and other current receivables	878,008	979,923
Accounts receivable from related companies	2,850	5,559
Current inventories	1,470,011	1,176,898
Current biological assets	330,435	329,586
Current tax assets	203,722	233,065
Total current assets other than assets or disposal groups classified as held for sale	3,773,642	3,909,886
Non-current assets or disposal groups classified as held for sale	1,279	14,158
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,279	14,158
Total current assets	3,774,921	3,924,044
Non-current assets
Other non-current financial assets	63,321	10,525
Other non-current non-financial assets	92,514	88,549
Non-current receivables	32,674	14,338
Investments accounted for using equity method	365,671	336,642
Intangible assets other than goodwill	73,439	84,210
Goodwill	54,800	57,697
Property, plant and equipment	9,542,335	8,955,666
Right of use assets	306,487	180,106
Non-current biological assets	2,864,935	3,008,897
Deferred tax assets	9,011	7,637
Total non-current assets	13,405,187	12,744,267
Total assets	17,180,108	16,668,311
Current Liabilities
Other current financial liabilities	375,451	339,441
Current lease liabilities	36,784	49,603
Trade and other current payables	812,838	738,457
Accounts payable to related companies	14,280	2,577
Other short-term provisions	9,513	337
Current tax liabilities	26,869	127,981
Current provisions for employee benefits	7,571	4,593
Other current non-financial liabilities	242,978	173,654
Total current liabilities other than liabilities included in disposal groups classified as held for sale	1,526,284	1,436,643
Total current liabilities	1,526,284	1,436,643
Non-current liabilities
Other non-current financial liabilities	5,155,371	5,374,864
Non-current lease liabilities	227,440	113,701
Non-current payables	20,116	2,272
Non-current accounts payable to related companies	6,731	0
Other long-term provisions	40,706	29,549
Deferred tax liabilities	1,785,915	1,747,805
Non-current provisions for employee benefits	87,689	67,967
Other non-current non-financial liabilities	69,872	77,006
Total non-current liabilities	7,393,840	7,413,164
Total liabilities	8,920,124	8,849,807
Equity
Issued capital	803,618	803,618
Retained earnings	8,500,901	8,248,185
Other reserves	(1,049,724)	(1,241,070)
Equity attributable to parent company	8,254,795	7,810,733
Non-controlling interests	5,189	7,771
Total equity	8,259,984	7,818,504
Total equity and liabilities	$ 17,180,108	$ 16,668,311